Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	Westchester Capital Funds
Central Index Key	0001572617
Amendment Flag	false
Document Creation Date	Mar. 13, 2015
Document Effective Date	Mar. 15, 2015
Prospectus Date	Mar. 15, 2015
Institutional Class Prospectus | WCM Alternatives: Event-Driven Fund | WCM Alternatives: Event-Driven Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	WCEIX
Investor Class Prospectus | WCM Alternatives: Event-Driven Fund | WCM Alternatives: Event-Driven Fund - Investor Class Shares
Risk/Return:
Trading Symbol	WCERX